                                 RYDEX SERIES FUNDS
                                 RYDEX DYNAMIC FUNDS

                             SUPPLEMENT DATED FEBRUARY 5, 2001
              TO THE RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
                DATED AUGUST 1, 2000, AS SUPPLEMENTED OCTOBER 9, 2000 AND
                       RYDEX DYNAMIC FUNDS STATEMENT OF ADDITIONAL
                             INFORMATION DATED JANUARY 1, 2001

This supplement provides new and additional information beyond that contained in the Statements of Additional Information ("SAI") and should be read in conjunction with the each SAI.
_______________________________________________________________________________

On page 24 of the Rydex Series Funds SAI and page 12 of the Rydex Dynamic Funds SAI the fourth non-fundamental policy regarding the pledging of assets for Rydex Series Funds' Mekros Fund, International Funds, and Sector Funds and the Rydex Dynamic Funds should be replaced with the following:

[Each Fund may not]

       Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
       Section 18 of the 1940 Act.

_______________________________________________________________________________
                            PLEASE RETAIN THIS SUPPLEMENT
                                 FOR FUTURE REFERENCE